Investment securities - Unrealized losses/fair value (Details 3) SFr in Millions	Dec. 31, 2022 CHF (SFr)
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	SFr 374
Fair value, 12 months or more	404
Fair value, total	778
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	58
Gross unrealized losses, 12 months or more	98
Gross unrealized losses, total	156
Corporate debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	374
Fair value, 12 months or more	404
Fair value, total	778
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	58
Gross unrealized losses, 12 months or more	98
Gross unrealized losses, total	SFr 156